Intangible assets (Tables)	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Schedule of movement in intangible assets and goodwill

	Brands £ million	Goodwill £ million	Other intangibles £ million	Computer software £ million	Total £ million
Cost
At 30 June 2017	8,815	2,791	1,506	578	13,690
Exchange differences	(347)	(252)	(24)	(7)	(630)
Additions	478	249	—	35	762
Disposals	—	—	—	(2)	(2)
At 30 June 2018	8,946	2,788	1,482	604	13,820
Exchange differences	182	28	56	8	274
Additions	25	10	2	46	83
Disposals	(230)	(12)	—	(5)	(247)
Transfers to assets held for sale(i)	(28)	(19)	—	—	(47)
At 30 June 2019	8,895	2,795	1,540	653	13,883
Amortisation and impairment
At 30 June 2017	586	68	72	398	1,124
Exchange differences	(10)	(8)	—	(5)	(23)
Amortisation for the year	—	—	3	55	58
Exceptional impairment	40	50	—	—	90
Disposals	—	—	—	(1)	(1)
At 30 June 2018	616	110	75	447	1,248
Exchange differences	5	3	—	8	16
Amortisation for the year	—	—	3	60	63
Disposals	—	—	—	(1)	(1)
At 30 June 2019	621	113	78	514	1,326
Carrying amount
At 30 June 2019	8,274	2,682	1,462	139	12,557
At 30 June 2018	8,330	2,678	1,407	157	12,572
At 30 June 2017	8,229	2,723	1,434	180	12,566

(i) Transfers to assets held for sale in the year ended 30 June 2019 relate to United National Breweries (UNB). In addition assets held for sale comprise tangibles and other current assets of £17 million and liabilities held for sale comprising £32 million in respect of UNB. Assets held for sale also include £1 million in respect of tangible assets owned by USL.

Schedule of principal acquired brands
At 30 June 2019, the principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2019 £ million	2018 £ million
Crown Royal whisky	United States	1,153	1,109
McDowell's No.1 whisky, rum and brandy	India	1,112	1,077
Captain Morgan rum	Global	946	910
Smirnoff vodka	Global	648	624
Johnnie Walker whisky	Global	625	625
Windsor Premier whisky	Korea	589	591
Casamigos tequila	United States	476	458
Shui Jing Fang Chinese white spirit	Greater China	259	259
Yenì Raki	Turkey	231	280
Signature whisky	India	209	202
Don Julio tequila	United States	209	195
Bell's whisky	United Kingdom	179	179
Black Dog whisky	India	177	171
Seagram's 7 Crown whiskey	United States	176	169
Antiquity whisky	India	173	167
Zacapa rum	Global	151	145
Gordon's gin	Europe	119	119
Bagpiper whisky	India	119	116
Old Parr whisky	Global	106	101
Other brands(i)		617	833
		8,274	8,330

(i) In the year ended 30 June 2019 Diageo completed the sale of a portfolio of 19 brands to Sazerac. See note 9(b) for further information.

Schedule of goodwill attributed to cash-generating units
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2019 £ million	2018 £ million
North America	403	390
Europe and Turkey
– Europe (excluding Turkey)	172	170
– Turkey	234	284
Africa – Africa Regional Markets	26	27
Latin America and Caribbean – Mexico	143	133
Asia Pacific
– Greater China	131	131
– India	1,511	1,462
Other cash-generating units	62	81
	2,682	2,678

Schedule of pre-tax discount rates and terminal growth rates used for impairment testing
The pre-tax discount rates and terminal growth rates used for impairment testing are as follows:

	2019		2018
	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %
North America – United States	9	2	10	2
Europe and Turkey
– Europe (excluding Turkey)	7	2	7	2
– Turkey	25	13	16	5
Africa
– Africa Regional Markets	25	5	25	5
– Ethiopia	25	8	24	8
Latin America and Caribbean
– Brazil	16	4	15	4
– Mexico	17	3	16	3
Asia Pacific
– Korea	8	2	8	2
– Greater China	10	3	9	2
– India	14	5	14	5

Schedule of sensitivity to change in key assumptions
The table below shows the headroom at 30 June 2019 and the impairment charge that would be required if the assumptions in the calculation of their value in use were changed:

	Headroom £ million	1ppt increase in discount rate £ million	2ppt decrease in annual growth rate £ million	5ppt decrease in annual growth rate in forecast period 2020-2029 £ million
India(i)	702	—	—	(831)
Windsor Premier brand(ii)	6	(75)	(167)	—

(i)
As India is a developing market, where maturity is not expected for a number of years, a management forecast growth projection was used until 2029. The only change in the key assumptions considered reasonably possible that would result in an impairment of the cash-generating unit would be a 5ppt decrease in the annual growth rates throughout the forecast period. The cumulative effect of such a change is disclosed in the table above.

(ii)
The Windsor Premier brand is disclosed as sensitive due to the challenging whisky market in Korea. Reasonably possible changes in the key assumptions that would result in an impairment of the brand would be a 2ppt decrease in the annual growth rate in perpetuity or a 1ppt increase in discount rate. The cumulative effect of such changes is disclosed in the table above.